Intangible Assets and Goodwill (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Intangible Assets and Goodwill
Balance at beginning of the period	R$ 4,985,385		R$ 5,086,937
Additions	42,793		37,461
Additions by business combination	43,567
Disposals	(164)		(1,950)
Amorization	(146,854)		(137,063)
Transfers
Balance at end of the period	4,924,726		4,985,385
Software [member]
Intangible Assets and Goodwill
Balance at beginning of the period	76,325		60,088
Additions	11,813		19,897
Additions by business combination
Disposals	(77)
Amorization	(23,861)		(18,794)
Transfers	19,215		15,134
Balance at end of the period	83,415		76,325
Customer Portfolio [member]
Intangible Assets and Goodwill
Balance at beginning of the period	1,010,722		1,093,885
Additions
Additions by business combination	4,625
Disposals
Amorization	(86,517)		(83,163)
Transfers	28
Balance at end of the period	928,858		1,010,722
Trademark license
Intangible Assets and Goodwill
Balance at beginning of the period	584,035		610,541
Additions
Additions by business combination	16,060
Disposals
Amorization	(26,506)		(26,506)
Transfers	(3)
Balance at end of the period	573,586		584,035
Platform content production [member]
Intangible Assets and Goodwill
Balance at beginning of the period	9,426
Additions	24,189	[1]	10,220
Additions by business combination
Disposals
Amorization	(9,794)	[1]	(794)
Transfers
Balance at end of the period	23,821		9,426
Other Intangible assets [member]
Intangible Assets and Goodwill
Balance at beginning of the period	4,563		6,062
Additions	603
Additions by business combination	1,340
Disposals	(87)		(1,950)
Amorization	(176)		(7,806)
Transfers			8,257
Balance at end of the period	6,243		4,563
In progress [member]
Intangible Assets and Goodwill
Balance at beginning of the period	14,051		30,098
Additions	6,188		7,344
Additions by business combination
Disposals
Amorization
Transfers	(19,240)		(23,391)
Balance at end of the period	999		14,051
Goodwill [member]
Intangible Assets and Goodwill
Balance at beginning of the period	3,286,263		3,286,263
Additions
Additions by business combination	21,542
Disposals
Amorization
Transfers
Balance at end of the period	R$ 3,307,805		R$ 3,286,263

[1]	Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include substantially “Plurall Digital Transformation” in the amount of approximately R$ 19 million, and project related to learning systems, in the amount of R$ 9 million, which had its investments accelerated due to education demands created by COVID-19 pandemic.